Related-party balances and transactions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Current payables to related parties	R$ 321,282	R$ 116,383
Non-current payables to related parties	459,116	1,014,863
Current receivables from related parties	10,102	9,082
Non-current receivables from third parties	R$ 15,800	22,767
BSEC
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	100.00%
Borrowings, adjustment to interest rate basis	2.50%
Due within 31 to 120 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 52,100	70,285
Due within 121 to 180 days [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	0	0
Due within 181 days to 360 days
Disclosure of transactions between related parties [line items]
Payables to related parties	278,954	50,460
Due after 360 days
Disclosure of transactions between related parties [line items]
Payables to related parties	531,282	1,142,913
Deposits [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	728,299	1,060,961
Deposits Receivables due from related party customers	0	0
Deposits [Member] | Due within 31 to 120 days [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	8,930	0
Deposits [Member] | Due within 121 to 180 days [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	10,716	0
Deposits [Member] | Due within 181 days to 360 days
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	249,536	46,098
Deposits [Member] | Due after 360 days
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	459,117	1,014,863
UOL Cursos Tec. Ed. Ltda. [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	313,387	206,811
Deposits Receivables due from related party customers	0	0
Universo Online S.A. [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	175,341	168,117
Deposits Receivables due from related party customers	0	0
OFL Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	126,132	615,057
Deposits Receivables due from related party customers	0	0
Ingresso.com Ltda – Deposits [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	102,094	69,419
Deposits Receivables due from related party customers	0	0
Qulture Informatica SA [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	11,346	0
Deposits Receivables due from related party customers	0	0
Everymind Cons.Sist. LTDA [Member]
Disclosure of transactions between related parties [line items]
Deposits payables to related party customers	0	1,557
Deposits Receivables due from related party customers	0	0
Affiliated companies [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	25,902	31,849
Payables to related parties	52,099	70,285
UOL - Sales of service
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	20,397	18,693
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	481	2,648
Compass UOL S.A.- sales of services
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	11,661	17,982
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	0	13,909
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Receivables due from related parties	25,902	31,849
Payables to related parties	0	0
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	12,151	9,853
Others - transactions and services [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	0
Payables to related parties	R$ 7,410	R$ 7,200